Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 6,432,962	$ 6,178,134
VAT	957,063	1,555,682
Total	$ 7,390,025	$ 7,733,816